Borrowings - Summary of Undrawn Committed Borrowings Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,403	€ 3,680
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	3,403	3,680
Not later than 1 year [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	516	260
> 12 months [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 2,887	€ 3,420